Goodwill and intangible assets - Narrative (Details) $ in Thousands		12 Months Ended
	Sep. 09, 2021 USD ($)	Dec. 31, 2022 USD ($) Unit	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets		$ 25,230	$ 25,122	$ 21,758
Intangible assets and goodwill		26,153	26,047	22,659	$ 22,212
Product intangibles: not available for use		$ 0	$ 2,788	$ 447
Number of cash generating units | Unit		2
Discount rate		2.25%	0.30%	0.15%
Comet platform
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill		$ 2,930	$ 2,788	$ 0	$ 0
Product intangibles: not available for use		0	$ 2,788	$ 0
Apraglutide Business
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill		$ 22,300
Cash flow projection period		15 years
Actuarial assumption of penetration rates		70.00%	70.00%	70.00%
Actuarial assumption of probability of success		59.80%	56.00%	55.90%
Discount rate		15.30%	16.40%	16.00%
GvHD
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Actuarial assumption of probability of success		28.40%	20.00%
Comet Platform
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Cash flow projection period		17 years
Actuarial assumption of penetration rates		25.00%	25.00%
Actuarial assumption of price of the product (CAGR)		2.00%	2.00%
Actuarial assumption of probability of success		12.00%	6.20%
Discount rate		26.30%	28.70%
Minimum | Apraglutide Business
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Actuarial assumption of market share		50.00%	40.00%	40.00%
Actuarial assumption of price of the product (CAGR)		1.90%	1.80%	1.70%
Maximum | Apraglutide Business
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Actuarial assumption of market share		55.00%	50.00%	50.00%
Actuarial assumption of price of the product (CAGR)		3.00%	3.00%	3.00%
Comet Therapeutics Inc.
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Product intangibles: not available for use	$ 2,788
Comet Therapeutics Inc. | Comet platform
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Product intangibles: not available for use		$ 2,930